FAIR VALUE MEASUREMENTS - Financial assets and liabilities measured (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Assets:
Forward Purchase Agreement	$ 2,196
Liabilities:
Convertible debt	4,392	$ 2,179
Recurring | Carrying Amount
Assets:
Forward Purchase Agreement	2,196
Recurring | Carrying Amount | 2022 Convertible Notes
Liabilities:
Convertible debt		2,179
Recurring | Carrying Amount | 2024 Convertible Notes
Liabilities:
Convertible debt	762
Recurring | Carrying Amount | EFH Convertible Note
Liabilities:
Convertible debt	3,630
Recurring | Carrying Amount | Contingent consideration
Liabilities:
Convertible debt	576
Recurring | Estimated Fair Value
Assets:
Forward Purchase Agreement	2,196
Recurring | Estimated Fair Value | 2022 Convertible Notes
Liabilities:
Convertible debt		$ 2,179
Recurring | Estimated Fair Value | 2024 Convertible Notes
Liabilities:
Convertible debt	762
Recurring | Estimated Fair Value | EFH Convertible Note
Liabilities:
Convertible debt	3,630
Recurring | Estimated Fair Value | Contingent consideration
Liabilities:
Convertible debt	$ 576